COMMITMENTS	12 Months Ended
Dec. 31, 2020
COMMITMENTS
COMMITMENTS

NOTE 6. COMMITMENTS

Registration Rights

Pursuant to a registration rights agreement entered into on June 4, 2020, the holders of the Insider Shares, the Private Units, and any shares that were issued in payment of Working Capital Loans (and all underlying securities) are entitled to registration rights. The holders of a majority of these securities are entitled to make up to two demands that the Company register such securities. The holders of the majority of the Founders Shares could elect to exercise these registration rights at any time commencing three months prior to the date on which these shares of common stock are to be released from escrow. The holders of a majority of the Private Units (and underlying securities) and securities issued in payment of Working Capital Loans could elect to exercise these registration rights at any time commencing on the date that the Company consummated the Business Combination. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the consummation of the Business Combination. The registration rights agreement does not contain liquidating damages or other cash settlement provisions resulting from delays in registering the Company’s securities. The Company will bear the expenses incurred in connection with the filing of any such registration statements.

Underwriting Agreement

The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 750,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. On June 19, 2020, the underwriters partially exercised their over-allotment option to purchase an additional 749,800 Units at $10.00 per Unit and forfeited the option to exercise the remaining 200 Units.

The underwriters are entitled to a deferred fee of $0.35 per Unit, or $2,012,430. The deferred fee became payable to the underwriters from the amounts held in the Trust Account upon the completion of the Business Combination, subject to the terms of the underwriting agreement. The deferred fee was paid upon the closing of the Business Combination.

Right of First Refusal

Subject to certain conditions, the Company granted Chardan, for a period of 15 months after the date of the consummation of the Business Combination, a right of first refusal to act as lead underwriters or minimally as a co-manager: (i) for any and all future public and private equity offerings with at least 30% of the economics, or, in the case of a three-handed deal, 20% of the economics, and (ii) for any and all future public and private debt offerings, with at least 15% of the economics. In accordance with the Financial Industry Regulatory Authority (‘‘FINRA’’) Rule 5110(f)(2)(E)(i), such right of first refusal shall not have a duration of more than three years from the effective date of the registration statement related to the Initial Public Offering.